Long-Term Debt - Additional Information - EURO Term Loans (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel subsidiary contract term_loan	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€) subsidiary	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt | $	$ 2,867,120	$ 3,363,127
Unrealized foreign exchange gain (loss) | $	$ (13,574)	$ 6,140	$ (26,463)
Secured debt
Debt Instrument [Line Items]
Number of debt instruments	10
Number of vessels | vessel	24	24
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 165,376	$ 193,781		€ 147,498
Teekay LNG | Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Number of debt instruments	2
Carrying amount of long-term debt		$ 193,800			€ 169,000
Number of long term time charter contracts | contract	2
Teekay LNG | Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Number of vessels | vessel	2
Number of subsidiaries | subsidiary	1			1
Euro Interbank Offered Rate Euribor [Member] | Teekay LNG | Euro-denominated Term Loans due through 2024 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.60%
Euro Interbank Offered Rate Euribor [Member] | Teekay LNG | Euro-denominated Term Loans due through 2024 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	1.95%
Fixed Rate | Remaining Term Loans | Secured debt
Debt Instrument [Line Items]
Number of debt instruments	2